[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

October 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Integrity Managed Portfolios
(Registration Nos. 33-36324 and 811-06153)

Ladies and Gentlemen:

Integrity Managed Portfolios (the "Registrant") is transmitting Post-Effective Amendment No. 60 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (under which it is Amendment No. 62).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of review in connection with the revisions to Form N-1A adopted in Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies, Investment Company Act Release No. 28,584. Marked copies of the Prospectus and SAI are included with this filing. Among other updates, they indicate that the Registrant has received a manager-of-managers exemptive order and that the ratings requirement for the Kansas Insured Intermediate Fund has been reduced.

The Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act so that the Amendment may become effective on November 30, 2010. If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures